Trade and other receivables - Schedule of trade and other current receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Receivable from contracts with customers	$ 173,859	$ 117,824
Receivable from contracts with customers - TI Pool	42,176	56,568
Accrued income	25,961	9,237
Accrued interest	371	236
Deferred charges	119,763	45,072
Deferred fulfillment costs	0	1,126
Other receivables	52,181	3,691
Lease receivables	330	1,263
Derivatives	8,252	866
Trade and other receivables	$ 422,893	$ 235,883